SIGNIFICANT ACCOUNTING POLICIES AND JUDGMENTS (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies And Judgments
Statement of Compliance

2.1.1	Statement of Compliance

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Commission (“IFRIC”). These consolidated financials are filed on the system for electronic document analysis and retrieval (SEDAR+).

The Board of Directors authorized the issuance of these consolidated financial statements on April 29, 2025.

The principal accounting policies adopted in the preparation of these consolidated financial statements are set forth below.

Basis of Consolidation

2.1.2	Basis of Consolidation

The subsidiaries are those companies controlled by the Company, as the Company is exposed, or has rights, to variable returns from its involvement with the subsidiaries and has the ability to affect those returns through its power over the subsidiaries by way of its ownership and rights pertaining to the subsidiaries. The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date control ceases. All intercompany balances and transactions have been eliminated upon consolidation.

Basis of Measurement

2.1.3	Basis of Measurement

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments and biological assets, which are measured at fair value as described herein.

Change in Fiscal Year End
2.1.4	Change in Fiscal Year End
In January 2024, the Company’s board of directors approved a change in the Company’s fiscal year end from October 31 to December 31, effective immediately.
Functional and Presentation Currency

2.1.5	Functional and Presentation Currency

The Company’s functional currency is the Canadian dollar, and the functional currency of its subsidiaries is the United States (“U.S.”) dollar. These consolidated financial statements are presented in U.S. dollars.

Transactions denominated in foreign currencies are initially recorded in the functional currency using exchange rates in effect at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using exchange rates prevailing at the end of the reporting period. All exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company are expressed in U.S. Dollars using exchange rates prevailing at the end of the reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income (loss) and reported as currency translation reserve in shareholders’ equity.

Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which, in substance, is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive income (loss).

Revenue

2.1.6	Revenue

Revenue is recognized when performance obligations under the terms of a contract with a customer are satisfied, which is upon the transfer of control of the contracted goods or provision of contracted services. Control of goods is transferred when title and physical possession of the contracted goods have been transferred to the customer, which is determined by the shipping terms and certain additional considerations. The Company does not have performance obligations subsequent to the transfer of title and physical possession of the contracted goods.

Revenues From Sales of Goods
2.1.6.1	Revenues From Sales of Goods
Revenues from sales of goods are recognized when the transfer of ownership to the customer has occurred and the customer has accepted the product.
Service Revenue

2.1.6.2	Service Revenue

Revenues from services are recognized when services have been provided, the income is determinable, and collectability is reasonably assured. The Company’s contract terms do not include a provision for significant post-service delivery obligations.

On May 24, 2023, GR Unlimited entered into a consulting agreement with Vireo Growth Inc. (formerly Goodness Growth Inc.) Under the consulting agreement, GR Unlimited supported Vireo Growth Inc. (“Vireo Growth”) in the optimization of its cannabis flower products, with a particular focus on improving the quality and yield of top-grade “A” cannabis flower across its various operating markets, including Maryland and Minnesota. The Vireo Growth consulting agreement and amendments provided for service revenue earned to be calculated beginning January 2023. Also see Note 13.2 for further discussion on the terms and termination of the Vireo Growth consulting agreement.

On July 1, 2024, GR Unlimited entered into three consulting agreements with ABCO Garden State LLC (“ABCO”). Under the consulting agreements with ABCO, GR Unlimited shall provide ABCO consulting services for operational, compliance and accounting support in ABCO’s New Jersey cultivation operations, which commenced sales in December 2024. The ABCO consulting agreements provide for service revenue earned to be calculated beginning July 2024. Also see Note 6.2 for further discussion on the Company’s equity method investment in ABCO.

Inventory

2.1.7	Inventory

Inventory is valued at the lower of cost and net realizable value. The capitalized cost for produced inventory includes the direct and indirect costs initially capitalized to biological assets before the transfer to inventory. The capitalized cost also includes subsequent costs such as materials, labor, depreciation and amortization expense on equipment involved in packaging, labelling and inspection. The total cost of inventory also includes the fair value adjustment which represents the fair value of the biological asset at the time of harvest and which is transferred from biological asset costs to inventory upon harvest. All direct and indirect costs related to inventory are capitalized as they are incurred; these costs are recorded ‘Cost of finished cannabis inventory sold’ on the consolidated statements of comprehensive income (loss) at the time cannabis is sold. The realized fair value amounts included in inventory sold are recorded as a separate line on the consolidated statements of comprehensive income (loss).

Cost of Finished Cannabis Inventory Sold

2.1.8	Cost of Finished Cannabis Inventory Sold

Cost of finished cannabis inventory sold includes the value of inventory sold, excluding the fair value adjustment carried from biological assets into inventory. Cost of finished cannabis inventory sold also includes the value of inventory write downs.

Biological Assets

2.1.9	Biological Assets

Biological assets are measured at fair value. The Company’s biological assets consist of cannabis plants. The Company capitalizes all the direct and indirect costs as incurred related to the biological transformation of the biological assets between the point of initial recognition and the point of harvest, including direct costs, indirect costs, allocated fixed and variable overheads, and depreciation and amortization of equipment used to grow plants through the harvest of the plants. Before planting, the capitalized costs approximate fair value. After planting, fair value is estimated at the fair value of the market sales price of the finished product less costs to complete. Subsequent to harvest, the recognized biological asset amount becomes the cost basis of finished goods inventory. Unrealized gains or losses arising from changes in fair value less costs to sell during the period are included in the consolidated statements of income (loss) as ‘Unrealized fair value gain on growth of biological assets.’ After sale, the amount of ‘Unrealized fair value gain on growth of biological assets’ sold is recognized as ‘Realized fair value amounts in inventory sold’.

Income (Loss) per Share

2.1.10	Income (Loss) per Share

Basic income (loss) per share is calculated by dividing the income (loss) attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the income (loss) attributable to common shareholders equals the reported income (loss) attributable to owners of the Company. Diluted income (loss) per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted income (loss) per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period.

Accounts Payable and Accrued Liabilities

2.1.11	Accounts Payable and Accrued Liabilities

Liabilities are recognized for amounts to be paid in the future for goods or services received, whether billed by the supplier or not. Provisions are recognized when the Company has an obligation (legal or constructive) arising from a past event, and the costs to settle this obligation are both probable and able to be reliably measured.

Related Party Transactions

2.1.12	Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are members of key management, subject to common control, or can exert significant influence over the company. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Property and Equipment

2.1.13	Property and Equipment

Property and equipment are stated at cost less accumulated amortization and accumulated impairment losses, if any. Costs include borrowing costs for assets that require a substantial period of time to become ready for use.

Amortization is recognized so as to recognize the cost of assets less their residual values over their useful lives, using the straight-line method. Amortization begins when an asset is available for use, meaning that it is in the location and condition necessary for it to be used in the manner intended by management. The estimated useful lives, residual values and method of amortization are reviewed at each period end, with the effect of any changes in estimated useful lives and residual values accounted for on a prospective basis.

The Company capitalizes costs incurred to construct assets; when such assets are not available for use as intended by management, amortization expense is not recorded until constructed assets are placed into service.

Amortization is calculated applying the following useful lives:

Furniture and fixtures	7-10	years on a straight-line basis
Computer and office equipment	3-5	years on a straight-line basis
Production equipment and other	5-10	years on a straight-line basis
Leasehold improvements	1-40	years on a straight-line basis

The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. If any such indication exists, and where the carrying values exceed the estimated recoverable amount, the assets are written down to their recoverable amount, being the higher of their fair value less costs of disposal and their value in use. Fair value is the price at which the asset could be bought or sold in an orderly transaction between market participants. In assessing value in use, the estimated cash flows are discounted to their present value using a pre tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset.

Right-of-use leased assets are measured at cost, which is calculated as the amount of the initial measurement of lease liability plus any lease payments made at or before the commencement date, any initial direct costs and related restoration costs. The right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the underlying asset. Depreciation is recognized from the commencement date of the lease.

Impairment of Long-Lived Assets

2.1.14	Impairment of Long-Lived Assets

For all long-lived assets, except for intangible assets with indefinite useful lives and intangible assets not yet available for use, the Company reviews its carrying amount at the end of each reporting period to determine whether there is any indication that those assets have suffered an impairment loss. Where such impairment exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the greater of fair value less costs of disposal and value in use. In assessing value in use, estimated future cash flows are discounted to their present value using a pretax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses are recognized in profit or loss.

Impairment losses may be reversed in a subsequent period where the impairment no longer exists or has decreased. The carrying amount after a reversal must not exceed the carrying amount (net of depreciation) that would have been determined had no impairment loss been recognized. A reversal of impairment loss is recognized in profit or loss.

Share-based Compensation

2.1.15	Share-based Compensation

2.1.15.1	Share Based Payment Transactions

Transactions with non-employees that are settled in equity instruments of the Company are measured at the fair value of the goods or services rendered. In situations where the fair value of the goods or services received by the entity as consideration cannot be reliably measured, transactions are measured at fair value of the equity instruments granted. The fair value of the share-based payments is recognized together with a corresponding increase in equity over a period that services are provided, or goods are received.

2.1.15.2	Equity Settled Transactions

The costs of equity settled transactions with employees are measured by reference to the fair value of the equity instruments at the date on which they are granted, using the Black Scholes option pricing model.

The costs of equity settled transactions are recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). The cumulative cost is recognized for equity settled transactions at each reporting date until the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The profit or loss charge or credit for a period represents the movement in cumulative expense recognized at the beginning and end of that period and the corresponding amount is represented in contributed surplus. No expense is recognized for awards that do not ultimately vest.

2.1.16	Share Issuance Costs

Costs incurred in connection with the issuance of equity are netted against the proceeds received net of tax. Costs related to the issuance of equity and incurred prior to issuance are recorded as deferred equity issuance costs and subsequently netted against proceeds when they are received.

Income Taxes

2.1.17	Income Taxes

Tax expense includes current and deferred tax. This expense is recognized in profit or loss, except for income tax related to the components of other comprehensive income (loss) or equity, in which case the tax expense is recognized in other comprehensive income (loss) or equity respectively.

Current tax assets and liabilities are obligations or claims for the current and prior periods to be recovered from (or paid to) taxation authorities that are still outstanding at the end of the reporting period. Current tax is computed on the basis of tax profit which differs from net profit. Income taxes are calculated using tax rates and laws enacted or substantively enacted at the end of the reporting period.

Deferred tax is recognized based on temporary differences between the carrying amount and the tax basis of the assets and liabilities. Any change in the net amount of deferred tax assets and liabilities is included in profit or loss. Deferred tax assets and liabilities are determined based on enacted or substantively enacted tax rates and laws that are expected to apply to taxable profit for the periods in which the assets and liabilities will be recovered or settled. Deferred tax assets are recognized when it is likely they will be realized. Deferred tax assets and liabilities are not discounted.

Financial Instruments

The Company recognizes a deferred tax asset or liability for all deductible temporary differences arising from equity securities of subsidiaries, unless it is probable that the temporary difference will not reverse in the foreseeable future and the Company is able to control the timing of the reversal.

The Company recognizes uncertain income tax positions at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Changes in recognition or measurement are reflected in the period in which judgment occurs.

2.1.18	Financial Instruments

2.1.18.1	Financial Assets

Initial Recognition

The Company initially recognizes financial assets at fair value on the date that the Company becomes a party to the contractual provisions of the instrument. The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Classification and measurement

Under IFRS 9 - Financial Instruments, financial assets are initially measured at fair value. In the case of a financial asset not categorized as Fair Value through Profit or Loss (“FVTPL”), transaction costs are included. Transaction costs of financial assets carried at FVTPL are expensed in net income (loss).

Subsequent classification and measurement of financial assets depends on the Company’s business objective for managing the asset and the cash flow characteristics of the asset:

-	Amortized cost – Financial assets held for collection of contractual cash flows that meet the Solely Payment of Principal and Interest (“SPPI”) test are measured at amortized cost. Interest income is recognized as Other income (expense) in the financial statements, and gains/losses are recognized in net income (loss) when the asset is derecognized or impaired.

-	Fair Value through Other Comprehensive Income (“FVOCI”) – Financial assets held to achieve a particular business objective other than short term trading are designated at FVOCI. IFRS 9 also provides the ability to make an irrevocable election at initial recognition of a financial asset, on an instrument by instrument basis, to designate an equity investment that would otherwise be classified as FVTPL and that is neither held for trading nor contingent consideration arising from a business combination to be classified as FVOCI. There is no recycling of gains or losses through net income (loss). Upon derecognition of the asset, accumulated gains or losses are transferred from Other Comprehensive Income (“OCI”) directly to Deficit.

-	FVTPL – Financial assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL.

2.1.18.2	Financial Liabilities

The Company initially recognizes financial liabilities at fair value on the date at which the Company becomes a party to the contractual provisions of the instrument. The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The subsequent measurement of financial liabilities is determined based on their classification as follows:

-	FVTPL – Derivative financial instruments entered into by the Company that do not meet hedge accounting criteria are classified as FVTPL. Gains or losses on these types of financial liabilities are recognized in net income (loss).

-	Amortized cost – All other financial liabilities are classified as amortized cost using the effective interest method. Gains and losses are recognized in net income (loss) when the liabilities are derecognized as well as through the amortization process.

The following table summarizes the original measurement categories for each class of the Company’s financial assets and financial liabilities:

Asset/Liability	Classification
Accounts receivable	Amortized cost
Cash and cash equivalents	Amortized cost
Notes receivable	Amortized cost
Marketable securities	FVTPL
Warrants asset	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Long-term debt	Amortized cost
Business acquisition payable	Amortized cost
Interest payable	Amortized cost
Convertible debentures	Amortized cost
Derivative liabilities	FVTPL

Impairment

IFRS 9 introduces a three-stage ECL model for determining impairment of financial assets. The expected credit loss model does not require the occurrence of a triggering event before an entity recognizes credit losses. IFRS 9 requires an entity to recognize expected credit losses upon initial recognition of a financial asset and to update the quantum of expected credit losses at the end of each reporting period to reflect changes to credit risk of the financial asset. The adoption of the ECL model did not have a material impact on the Company’s financial statements.

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for the financial asset is measured at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the loss allowance is measured for the financial asset at an amount equal to twelve month expected credit losses. For trade receivables the Company applies the simplified approach to providing for expected credit losses, which allows the use of a lifetime expected loss provision. Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

Business Combinations

2.1.19	Business Combinations

A business combination is a transaction or event in which the acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair values. Goodwill represents the difference between total consideration paid and the fair value of the net identifiable assets acquired. Acquisition costs incurred are expensed within the consolidated statements of comprehensive income (loss).

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments with the corresponding gain or loss recognized in profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to changed. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-out milestones are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

Management exercises judgment in determining the entities that it controls for consolidation and associated non-controlling interests. For financial reporting purposes, an entity is considered controlled when the Company has power over an entity and its ability to affect its economic return from the entity. The Company has power over an entity when it has existing rights that give it the ability to direct the relevant activities which can significantly affect the investee’s returns. Such power can result from contractual arrangements. However, certain contractual arrangements contain rights that are designed to protect the Company’s interest, without direct equity ownership in the entity, in which case non-controlling interests are recognized.

Intangible Assets and Goodwill

2.1.20	Intangible Assets and Goodwill

Intangible assets are recorded at cost less accumulated amortization and any impairment losses. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is calculated on a straight-line basis over their estimated useful lives.

Goodwill represents the excess of the purchase price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is allocated to the Cash Generating Unit (“CGU”) or group of CGUs which are expected to benefit from the synergies of the combination. Goodwill is not subject to amortization.

Goodwill and intangible assets with an indefinite life or not yet available for use are tested for impairment annually at year-end, and whenever events or circumstances that make it more likely than not that an impairment may have occurred, such as a significant adverse change in the business climate or a decision to sell or dispose all or a portion of a reporting unit. Finite life intangible assets are tested whenever there is an indication of impairment.

Goodwill and indefinite life intangible assets are tested for impairment by comparing the carrying value of each CGU containing the assets to its recoverable amount. Indefinite life intangible assets are tested for impairment by comparing the carrying value of each CGU containing the assets to its recoverable amount. Goodwill is tested for impairment based on the level at which it is monitored by management, and not at a level higher than an operating segment. The Company’s goodwill is allocated to the cannabis operating segment and the U.S. cannabis and hemp-derived market CGU. The allocation of goodwill to the CGUs or group of CGUs requires the use of judgment.

An impairment loss is recognized for the amount by which the CGU’s carrying amount exceeds its recoverable amount. The recoverable amounts of the CGUs’ assets are determined based on either fair value less costs of disposal or value-in-use method. There is a material degree of uncertainty with respect to the estimates of the recoverable amounts of the CGU, given the necessity of making key economic assumptions about the future. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill, and any excess is allocated to the carrying value of assets in the CGU. Any impairment is recorded in profit and loss in the period in which the impairment is identified. A reversal of an asset impairment loss is allocated to the assets of the CGU on a pro rata basis. In allocating a reversal of an impairment loss, the carrying amount of an asset shall not be increased above the lower of its recoverable amount and the carrying amount that would have been determined had no impairment loss been recognized for the asset in the prior period. Impairment losses on goodwill are not subsequently reversed.

Adoption of New Accounting Pronouncements

2.1.21	Adoption of New Accounting Pronouncements

Amendments to International Accounting Standards (“IAS”) 1 – Presentation of Financial Statements

The amendment to IAS 1 – Presentation of Financial Statements specifies that the classification of current versus non-current liabilities may change (e.g. convertible debt). Prior to this amendment, the classification of liabilities was considered current when there was no unconditional right to defer settlement for at least twelve months after the reporting date. Under the amendment to IAS 1, the IASB removed the requirement for a right to be unconditional and instead requires that a right to defer settlement must exist at the reporting date and have substance. The amendment is effective for annual periods beginning on or after January 1, 2024. The Company adopted the amendments to IAS 1 effective January 1, 2024, which impacts the classification of the Company’s Financial Statements by recording its convertible debt as a current liability in its consolidated statements of financial position dated December 31, 2024.

2.2	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods

Key Judgments

2.2.1	Key Judgments

In the process of applying the Group’s accounting policies, management has made the following judgements, which have the most significant effect on the amounts recognised in the consolidated financial statements:

Leases

2.2.1.1	Leases

Determining the lease term of contracts with renewal and termination options – Group as lessee

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Company has several lease contracts that include extension and termination options. The Company applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization to the leased asset).

Refer to Note 7 for information on potential future rental payments relating to periods following the exercise date of extension and termination options that are not included in the lease term.

Consolidation of Entities in Which the Company Holds Less Than a Majority of Voting Rights (De Facto Control)

2.2.1.2	Consolidation of Entities in Which the Company Holds Less Than a Majority of Voting Rights (De Facto Control)

The Company considers that it controls Grown Rogue West New York even though it owns less than 50% of the voting rights. Control is applicable due the fact the GRIN CEO Obie Strickler has been appointed as manager of GRWNY and provisions in the operating agreement of GRWNY state that members have no power to participate in management of GRWNY except as expressly authorized and a 75% supermajority of the members is required to replace the manager, which cannot be achieved without GRRV.

Taxes

2.2.1.3	Taxes

The Company is subject to assessments by tax authorities, who may interpret tax legislation differently than the Company. When there is uncertainty over income tax positions, the Company assesses whether it is probable that the relevant tax authority will accept the uncertain tax position. This assessment affects the amount of income tax expense recognized by the Company. If the Company concludes that it is not probable that a tax authority will accept the uncertain tax position, the effect of the uncertain tax position is reflected in the determination of the Company’s income tax expense or recovery based on the most likely amount or, if there are a wide range of possible outcomes, the expected value. Any interest and penalties related to unrecognized tax liabilities are presented within provision for income taxes within the consolidated statements of operations.

Estimates and Assumptions

2.2.2	Estimates and Assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

Fair Value of Biological Assets

2.2.2.1	Fair Value of Biological Assets

Biological assets, consisting of unharvested cannabis plants, are dependent upon estimates of future economic benefits resulting from past events to determine the fair value through an exercise of significant judgement by the Company. In estimating the fair value of its biological assets, the Company uses market observable data to the extent it is available. Biological assets are measured at fair value less costs to sell up to the point of harvest. With respect to biological assets, where there is no active market for unharvested produce, determination of the fair values of the biological assets requires the Company to make assumptions about how market participants assign fair values to these assets. These assumptions primarily relate to estimating the stage of growth of the cannabis plant, selling and other fulfillment costs, average selling prices and expected yields for the plants.

Fair value less cost to sell is determined using a model which estimates the expected harvest yield for plants currently being cultivated and then adjusts that amount for the expected selling price and also for any additional costs to be incurred, such as post-harvest costs.

Fair Value of Derivative Liabilities

2.2.2.1	Fair Value of Derivative Liabilities

The Company values its warrants through the Black-Scholes pricing model. The inputs used are taken from observable markets such as its market price from the stock exchange. It also relies on an exchange rate from a third-party website. The Company also inputs the market price volatility which is determined by the changes in market price over its remaining life from the date of valuation. However, a level of judgment is made where the volatility is capped at the lower of 99% or expected volatility. The Company’s management believes that a higher volatility was previously driven by ill liquidity and a spectrum of distress that no longer apply to the Company.

Fair Value of Warrant Assets

2.2.2.1	Fair Value of Warrant Assets

The Company values its warrants through the Black-Scholes pricing model. The inputs used are taken from observable markets such as its market price from the stock exchange. It also relies on an exchange rate from a third-party website. The Company also inputs the market price volatility which is determined by the changes in market price over its remaining life from the date of valuation.

Useful Life of Property and Equipment

2.2.2.1	Useful Life of Property and Equipment

The Company reviews the expected useful lives of property, plant and equipment at least annually. In particular, it considers the impact of health, safety and environmental legislations, changes in cultivation methods, and technology advancements in its assessment of expected useful lives and estimated residual values.

Leases – Estimating the Incremental Borrowing Rate

2.2.2.1	Leases – Estimating the Incremental Borrowing Rate

The Company cannot readily determine the interest rate implicit in the lease, therefore, it uses an estimated range of rates between 9% to 11% consistently over all entities. Management’s discretion was that the business plans were stable and expected to continue.

New Accounting Pronouncements

2.1.22	New Accounting Pronouncements

IFRS 18 – Presentation and Disclosures

IFRS 18 – Presentation and Disclosures in Financial Statements will replace IAS 1 – Presentation of Financial Statements. The new standard aims at improving how entities communicate in their financial statements and will be effective for annual periods beginning on or after January 1, 2027. The standard is applied retrospectively, with specific transition provisions, and early adoption is permitted. The Company is evaluating the impact of this standard on the Company’s consolidated financial statements.